Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
Schedule of Other Equity Investments

Other equity investments

	December 31, 2019	December 31, 2020
	RMB	RMB
EEO Group (Beijing Empower Education Online Co., Ltd. as of December 31, 2019)	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd.	1,576,391	—
Beijing Xiaozhi Education & Technology Co., Ltd.	6,000,000	6,000,000
Beijing Futou Technology Co., Ltd.	150,000	—
Total other equity investments	45,726,391	44,000,000